Derivatives - Schedule of Interest Derivative (Details) € in Thousands, £ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($) $ / £	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / £	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2019 GBP (£) $ / £	Mar. 31, 2019 EUR (€) $ / £	Dec. 31, 2018 GBP (£) $ / £	Dec. 31, 2018 EUR (€) $ / £
Maximum
Derivative [Line Items]
Forward rate | $ / £	1.33		1.29			1.33	1.33	1.29	1.29
Interest Rate Swap
Derivative [Line Items]
Term of interest rate swap	10 years		10 years
Designated Hedges | Cash flow hedging | Other gain (loss), net
Derivative [Line Items]
Cash flow hedge ineffectiveness			$ 0	$ 0	$ (401)
Designated Hedges | Interest Rate Swap | Three-Month LIBOR
Derivative [Line Items]
Notional amount	$ 0		0
Designated Hedges | Interest Rate Swap | One-Month LIBOR
Derivative [Line Items]
Notional amount	300,000
Designated Hedges | Interest Rate Cap | Three-Month LIBOR
Derivative [Line Items]
Notional amount	0		0
Designated Hedges | Interest Rate Cap | One-Month LIBOR
Derivative [Line Items]
Notional amount			0
Designated Hedges | Interest Rate Cap | Three-Month Euribor
Derivative [Line Items]
Notional amount | €							€ 247,513		€ 247,513
Designated Hedges | Interest Rate Cap | Three-Month GBP LIBOR
Derivative [Line Items]
Notional amount | £						£ 0		£ 0
Designated Hedges | Deliverable swap futures
Derivative [Line Items]
Notional amount	0		0
Non-Designated Hedges | Interest rate contracts | Other gain (loss), net
Derivative [Line Items]
Cash flow hedge ineffectiveness	(59,526)	$ 56,657	33,307	$ (15,080)	$ (1,455)
Non-Designated Hedges | Interest Rate Swap | Three-Month LIBOR
Derivative [Line Items]
Notional amount	$ 2,000,000		$ 2,000,000
Forward rate	0.0339		0.0339			0.0339	0.0339	0.0339	0.0339
Non-Designated Hedges | Interest Rate Swap | One-Month LIBOR
Derivative [Line Items]
Notional amount	$ 0
Forward rate	0.022					0.022	0.022
Non-Designated Hedges | Interest Rate Cap | Three-Month LIBOR
Derivative [Line Items]
Notional amount	$ 4,427,714		$ 52,155
Forward rate			0.0224					0.0224	0.0224
Non-Designated Hedges | Interest Rate Cap | One-Month LIBOR
Derivative [Line Items]
Notional amount			$ 4,009,957
Non-Designated Hedges | Interest Rate Cap | One-Month LIBOR | Minimum
Derivative [Line Items]
Forward rate	0.030		0.030			0.030	0.030	0.030	0.030
Non-Designated Hedges | Interest Rate Cap | One-Month LIBOR | Maximum
Derivative [Line Items]
Forward rate	0.045		0.045			0.045	0.045	0.045	0.045
Non-Designated Hedges | Interest Rate Cap | Three-Month Euribor
Derivative [Line Items]
Notional amount | €							€ 441,151		€ 441,151
Non-Designated Hedges | Interest Rate Cap | Three-Month Euribor | Minimum
Derivative [Line Items]
Forward rate	0.0100		0.0075			0.0100	0.0100	0.0075	0.0075
Non-Designated Hedges | Interest Rate Cap | Three-Month Euribor | Maximum
Derivative [Line Items]
Forward rate	0.015		0.015			0.015	0.015	0.015	0.015
Non-Designated Hedges | Interest Rate Cap | Three-Month GBP LIBOR
Derivative [Line Items]
Notional amount | £						£ 363,716		£ 363,716
Non-Designated Hedges | Interest Rate Cap | Three-Month GBP LIBOR | Minimum
Derivative [Line Items]
Forward rate	0.015		0.015			0.015	0.015	0.015	0.015
Non-Designated Hedges | Interest Rate Cap | Three-Month GBP LIBOR | Maximum
Derivative [Line Items]
Forward rate	0.025		0.025			0.025	0.025	0.025	0.025
Non-Designated Hedges | Deliverable swap futures
Derivative [Line Items]
Notional amount	$ 14,000		$ 19,000